PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2016	2017
	RMB	RMB
Advances to employees	982,530	373,071
Other current assets	7,285,850	6,962,753

Total prepaid expenses and other current assets	8,268,380	7,335,824